Note 7 - Interim condensed balance sheet disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Interim condensed balance sheet disclosures - Financial Liabilities (Details)
Loans and participation rights	€ 3,740	€ 3,718	€ 3,665
Lease liabilities	2,406	2,635	1,669
Total non-current financial liabilities	€ 6,146	€ 6,353	€ 5,335